Derivative Financial Instruments - Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Expected reclassification of derivative-related losses into earnings	$ 23,300
Derivatives In Cash Flow Hedging Relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain(Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(28,173)	$ (29,239)
Derivatives In Cash Flow Hedging Relationships | Cost Of ATM Operating Revenues
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	$ (34,231)	$ (35,459)